Shareholder Report, Average Annual Return (Details) 199248_Tortoise Energy Infrastructure Total Return Fund_C Class_TSR Annual {C Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C Class (with sales charge)
Average Annual Return, Percent	(3.53%)	23.26%	9.24%
Without Sales Load [Member] | C Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C Class (without sales charge)
Average Annual Return, Percent	(2.60%)	23.26%	9.24%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.00%	15.28%	14.63%
Tortoise North American Pipeline Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Index TR
Average Annual Return, Percent	2.99%	21.99%	12.02%